Earnings (Loss) Per Share - Schedule of Computation of Basic and Diluted Net (Loss) Profit per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024		Dec. 31, 2023	Dec. 27, 2023
Numerator:
Net loss	$ 1,287	$ (16,129)	$ (27,854)	$ (39,176)	$ (60,844)	$ (101,495)		$ (54,738)	$ (56,025)
Net loss attributable to redeemable noncontrolling interest	$ 1,080	(12,063)	(20,501)	(29,621)	(42,200)	(73,384)		1,080	$ 0
Less: Net income (loss) attributable to noncontrolling interests		698	(2,200)	658	(7,650)	(7,037)		(8,983)
Net loss attributable to common stockholders		$ (7,101)	$ (6,125)	$ (14,549)	$ (12,251)	$ (25,565)		$ (46,835)
Denominator:
Weighted Average Class A Common Stock outstanding (in shares)		20,199,586	17,899,501	19,470,304	17,409,942	17,757,741
Weighted Average Shares Outstanding - basic (in shares)		27,772,428	19,169,742	26,471,721	18,237,732	23,809,490	[1]
Weighted Averages Shares Outstanding - diluted (in shares)		27,772,428	19,169,742	26,471,721	18,237,732	23,809,490	[1]
Basic and Diluted Earnings (Loss) Per Share
Basic (in dollars per share)		$ (0.26)	$ (0.32)	$ (0.55)	$ (0.67)	$ (1.07)	[1]
Diluted (in dollars per share)		$ (0.26)	$ (0.32)	$ (0.55)	$ (0.67)	$ (1.07)	[1]
Series A Penny Warrants
Denominator:
Weighted Average Class A Common Stock issuable under Penny Warrants (in shares)		1,304,742	1,270,241	1,293,803	827,790	1,051,749
Series B Penny Warrants
Denominator:
Weighted Average Class A Common Stock issuable under Penny Warrants (in shares)		6,268,100	0	5,707,614	0	5,000,000
Series A Preferred Dividends
Numerator:
Preferred Dividends		$ (1,032)	$ (972)	$ (2,039)	$ (1,257)	$ (3,258)
Series B Preferred Dividends
Numerator:
Preferred Dividends		$ (1,305)	$ 0	$ (2,297)	$ 0	$ (1,233)

[1]	Basic and diluted earnings (loss) per share has not been presented for the year ended December 31, 2023 in the consolidated statements of operations and comprehensive loss. As a result of the Merger (as defined in Note 4 "Merger"), the Company's capital structure was significantly altered. The Company determined that presenting earnings per share for periods prior to the Merger would not result in values meaningful to the users of the consolidated financial statements. See Earnings per Share in Note 2 "Summary of Significant Accounting Policies" and Note 3 "Earnings (Loss) Per Share" for further discussion.